Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail)	Sep. 30, 2020 USD ($)
Deferred Tax Assets:
Start-up costs	$ 135,792
Valuation allowance	(135,792)
Net deferred tax assets (liabilities)	$ 0